Subsequent events (Details Narrative) - CNY (¥)	1 Months Ended
	Mar. 25, 2025	Oct. 11, 2024
Subsequent Event [Line Items]
Principal amount		¥ 25,000,000
Aggregate purchase price		¥ 23,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion of convertible notes	34,878,261
Subsequent Event [Member] | Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Additional shares	40,000
Subsequent Event [Member] | Restricted Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Additional shares	1,810,658
Subsequent Event [Member] | Class B Ordinary Shares [Member]
Subsequent Event [Line Items]
Additional shares	44,878,261